Segmentation of key figures (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 73,483	$ 77,088
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales to third parties	$ 970	$ 873	$ 800
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 23,708	$ 25,770
Selected non-current assets (in % of total selected non-current assets)	32.00%	33.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 17,653	$ 16,818	$ 16,484
Net sales (in % of total net sales)	35.00%	33.00%	34.00%
Total of selected non-current assets	$ 35,353	$ 37,054
Selected non-current assets (in % of total selected non-current assets)	48.00%	48.00%
France
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,257	$ 2,522	$ 2,442
Net sales (in % of total net sales)	4.00%	5.00%	5.00%
Total of selected non-current assets	$ 3,188	$ 3,615
Selected non-current assets (in % of total selected non-current assets)	4.00%	5.00%
Germany
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,278	$ 4,870	$ 4,518
Net sales (in % of total net sales)	8.00%	9.00%	9.00%
Total of selected non-current assets	$ 2,229	$ 2,378
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%
Japan
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,205	$ 2,683	$ 2,804
Net sales (in % of total net sales)	4.00%	5.00%	6.00%
Total of selected non-current assets	$ 165	$ 217
China
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,128	$ 3,052	$ 2,573
Net sales (in % of total net sales)	6.00%	6.00%	5.00%
Total of selected non-current assets	$ 599	$ 703
Selected non-current assets (in % of total selected non-current assets)	1.00%	1.00%
Other
Disclosure of operating segments [line items]
Net sales to third parties	$ 20,054	$ 20,808	$ 19,038
Net sales (in % of total net sales)	41.00%	40.00%	39.00%
Total of selected non-current assets	$ 8,241	$ 7,351
Selected non-current assets (in % of total selected non-current assets)	12.00%	10.00%